UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                         The Rice Hall James Portfolios
                                 P.O. Box 219009
                              Kansas City, MO 64121
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-474-5669

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                     DATE OF REPORTING PERIOD: JULY 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                                   RHJ SMALL/MID CAP PORTFOLIO
                                                                    JULY 31, 2004 (UNAUDITED)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 95.3%
---------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                              --------------  ---------------
BASIC INDUSTRIES -- 20.1%
    Acuity Brands                                                    105,900    $  2,525,715
    Autoliv                                                           72,600       3,055,734
    Delta & Pine Land                                                108,400       2,433,580
    Enersys*                                                         153,000       1,912,500
    Hughes Supply                                                     72,600       4,422,792
    Journal Communications                                           212,100       3,783,864
    Orbital Sciences*                                                173,000       1,980,850
    Republic Services                                                157,000       4,490,200
    Reynolds & Reynolds, Cl A                                        144,200       3,186,820
    Scholastic*                                                       87,500       2,407,125
    Valspar                                                           64,600       3,165,400
                                                                                ------------
                                                                                  33,364,580
                                                                                ------------
CAPITAL CONSTRUCTION -- 2.1%
    Oshkosh Truck                                                     64,400       3,411,268
                                                                                ------------
CONSUMER DURABLES -- 3.4%
    Jacuzzi Brands*                                                  384,500       2,968,340
    WCI Communities*                                                 122,200       2,630,966
                                                                                ------------
                                                                                   5,599,306
                                                                                ------------
CONSUMER NON-DURABLES -- 9.9%
    American Greetings, Cl A*                                        185,100       4,316,532
    CBRL Group                                                        86,500       2,873,530
    Landry's Restaurants                                              37,443       1,131,902
    Smithfield Foods*                                                147,100       4,168,814
    Valassis Communications*                                         134,900       3,944,476
                                                                                ------------
                                                                                  16,435,254
                                                                                ------------
ENERGY RELATED -- 9.3%
    Key Energy Services*                                             388,000       3,911,040
    National-Oilwell*                                                 77,000       2,575,650
    Noble Energy                                                      94,900       5,248,919
    Tidewater                                                        125,100       3,796,785
                                                                                ------------
                                                                                  15,532,394
                                                                                ------------
HEALTH CARE -- 7.4%
    ICU Medical*                                                      74,600       2,073,880
    Invitrogen*                                                       34,300       1,800,064
    Odyssey HealthCare*                                              139,000       2,388,020
    Pharmaceutical Product Development*                               80,800       2,832,848
    Steris*                                                          155,500       3,197,080
                                                                                ------------
                                                                                  12,291,892
                                                                                ------------
INSURANCE -- 4.5%
    Mercury General                                                   74,500       3,511,185
    Ohio Casualty*                                                   209,400       3,915,780
                                                                                ------------
                                                                                   7,426,965
                                                                                ------------


                                              1

THE ADVISORS' INNER CIRCLE FUND                                   RHJ SMALL/MID CAP PORTFOLIO
                                                                    JULY 31, 2004 (UNAUDITED)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                              --------------  ---------------
RETAIL -- 10.7%
    Big Lots*                                                        192,000    $  2,350,080
    Domino's Pizza*                                                   62,823         873,240
    Foot Locker                                                      138,900       3,125,250
    O'Reilly Automotive*                                             102,800       4,162,372
    Reebok International                                             107,200       3,651,232
    Talbots                                                          119,100       3,668,280
                                                                                ------------
                                                                                  17,830,454
                                                                                ------------
SERVICES -- 13.1%
    ABM Industries                                                    96,300       1,732,437
    Brink's                                                          132,800       4,296,080
    CSG Systems International*                                       203,700       3,340,680
    MPS Group*                                                       190,800       1,713,384
    RH Donnelley*                                                     76,300       3,462,494
    Speedway Motorsports                                             132,700       4,584,785
    United Stationers*                                                68,600       2,704,212
                                                                                ------------
                                                                                  21,834,072
                                                                                ------------
TECHNOLOGY -- 12.7%
    Borland Software*                                                291,600       2,411,532
    eSpeed, Cl A*                                                     65,860         709,312
    Gartner, Cl A*                                                   281,900       3,537,845
    Integrated Circuit Systems*                                      135,100       3,231,592
    O2micro International Ltd.*                                      178,700       2,299,869
    Transaction Systems Architects, Cl A*                            180,700       3,089,970
    United Online*                                                   181,900       2,837,640
    Zebra Technologies, Cl A*                                         36,100       2,982,943
                                                                                ------------
                                                                                  21,100,703
                                                                                ------------
TRANSPORTATION -- 2.2%
    Werner Enterprises                                               183,400       3,655,162
                                                                                ------------
    TOTAL COMMON STOCK
        (Cost $141,353,465)                                                      158,482,050
                                                                                ------------
---------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.9%
---------------------------------------------------------------------------------------------
CASH EQUIVALENTS -- 5.9%
    HighMark Diversified Money Market Fund                         6,635,586       6,635,586
    HighMark U.S. Government Money Market Fund                     3,134,582       3,134,582
                                                                                ------------
    TOTAL SHORT-TERM INVESTMENTS
        (Cost $9,770,168)                                                          9,770,168
                                                                                ------------
    TOTAL INVESTMENTS -- 101.2%
        (Cost $151,123,633)                                                     $168,252,218
                                                                                ============

         PERCENTAGES ARE BASED ON NET ASSETS OF $166,224,322.
       * NON-INCOME PRODUCING SECURITY
      CL -- CLASS
    LTD. -- LIMITED
At July 31, 2004, the tax basis cost of the Portfolio's investments was $151,123,633, and the unrealized appreciation and depreciation were $23,420,104 and $(6,291,519), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

RHJ-QH-001-0100

THE ADVISORS' INNER CIRCLE FUND                                       RHJ MICRO CAP PORTFOLIO
                                                                    JULY 31, 2004 (UNAUDITED)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 94.0%
---------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                              --------------  ---------------
BANKS -- 5.3%
    Columbia Bancorp                                                  43,220    $    669,910
    First Financial Bancorp                                          120,900       2,103,660
    Franklin Bank*                                                    55,700         877,832
    Itla Capital*                                                     32,200       1,294,118
    Trico Bancshares                                                  44,900         809,547
    Virginia Commerce Bancorp*                                       120,662       2,926,054
                                                                                ------------
                                                                                   8,681,121
                                                                                ------------
BASIC INDUSTRIES -- 12.2%
    Actuant, Cl A*                                                    23,000         838,580
    American Ecology*                                                 80,400         884,400
    EDO                                                               89,300       2,114,624
    Gardner Denver*                                                  133,500       3,575,130
    Orbital Sciences*                                                395,700       4,530,765
    Spartech                                                          73,500       1,756,650
    Stewart & Stevenson Services                                     179,300       2,823,975
    Tetra Technologies*                                              130,200       3,430,770
                                                                                ------------
                                                                                  19,954,894
                                                                                ------------
CAPITAL CONSTRUCTION -- 2.3%
    Comfort Systems USA*                                             198,700       1,190,213
    ElkCorp                                                           58,200       1,270,506
    Levitt, Cl A*                                                     64,200       1,332,150
                                                                                ------------
                                                                                   3,792,869
                                                                                ------------
CONSUMER DURABLES -- 6.8%
    Champion Enterprises*                                            340,000       3,308,200
    Digital Theater Systems*                                          67,100       1,553,365
    Fleetwood Enterprises*                                           100,100       1,345,344
    Nautilus Group                                                    95,000       1,759,400
    Palm Harbor Homes*                                                71,500       1,145,430
    Trex*                                                             45,700       2,038,220
                                                                                ------------
                                                                                  11,149,959
                                                                                ------------
CONSUMER NON-DURABLES -- 6.7%
    California Pizza Kitchen*                                        125,600       2,498,184
    Elizabeth Arden*                                                  78,400       1,542,128
    O'Charleys*                                                      135,400       2,380,332
    Oxford Industries                                                 42,200       1,669,854
    Rubio's Restaurants*                                              77,700         739,626
    Topps                                                            128,500       1,213,040
    Total Entertainment Rest*                                         81,189         836,247
                                                                                ------------
                                                                                  10,879,411
                                                                                ------------
ENERGY RELATED -- 5.1%
    Headwaters*                                                      149,200       4,138,808
    Oil States International*                                        184,000       3,028,640
    Tesco*                                                           129,803       1,177,313
                                                                                ------------
                                                                                   8,344,761
                                                                                ------------


                                       1

THE ADVISORS' INNER CIRCLE FUND                                       RHJ MICRO CAP PORTFOLIO
                                                                    JULY 31, 2004 (UNAUDITED)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                              --------------  ---------------
HEALTH CARE -- 16.4%
    Allied Healthcare International*                                 595,500    $  2,977,500
    America Service Group*                                            49,800       1,764,414
    American Healthways*                                              33,900         923,097
    Bradley Pharmaceuticals*                                          66,800       1,572,472
    Bruker BioSciences*                                              257,100       1,046,397
    Cardiodynamics International*                                    319,900       1,481,137
    Gentiva Health Services*                                          73,000       1,110,330
    Healthcare Services Group                                        106,600       1,794,078
    Icon ADR*                                                         41,630       1,538,229
    LabOne*                                                           39,000       1,150,890
    Matrixx Initiatives*                                             181,300       1,473,969
    Merit Medical Systems*                                            69,488       1,172,957
    Noven Pharmaceuticals*                                           137,100       2,770,791
    Omnicell*                                                         71,600       1,045,360
    Orthofix International*                                           33,300       1,011,987
    Providence Service*                                              100,300       1,893,664
    Vital Images*                                                    176,100       2,025,150
                                                                                ------------
                                                                                  26,752,422
                                                                                ------------
MISCELLANEOUS -- 0.8%
    Sunterra*                                                        119,500       1,334,815
                                                                                ------------
RETAIL -- 4.5%
    America's Car Mart*                                               62,200       1,897,100
    Goody's Family Clothing                                          129,400       1,128,368
    Hancock Fabrics                                                  131,200       1,514,048
    Jakks Pacific*                                                    61,500       1,234,305
    TBC*                                                              64,600       1,545,878
                                                                                ------------
                                                                                   7,319,699
                                                                                ------------
SERVICES -- 10.9%
    ACE Cash Express*                                                 66,200       1,530,544
    Carreker*                                                        354,400       3,345,536
    DiamondCluster International*                                    199,700       1,993,006
    Education Lending Group*                                          77,440       1,285,504
    Firstservice*                                                     44,800       1,057,280
    Jones Lang LaSalle*                                               38,800       1,125,200
    LECG*                                                             41,155         728,443
    On Assignment*                                                   194,400         973,944
    Portfolio Recovery Associates*                                    97,110       2,570,502
    Standard Parking*                                                119,100       1,511,379
    SYKES Enterprises*                                               251,200       1,655,408
                                                                                ------------
                                                                                  17,776,746
                                                                                ------------
TECHNOLOGY -- 21.1%
    Actuate*                                                         276,900         996,840
    Advanced Digital Information*                                    176,800       1,577,056
    Artisan Components*                                               69,700       1,695,801
    Captaris*                                                        548,100       3,025,512
    Captiva Software*                                                156,760       1,326,190
    Carrier Access*                                                  214,900       1,598,856
    Cybersource*                                                     213,300       1,079,298
    Embarcadero Technologies*                                        130,000         988,000
    eSpeed, Cl A*                                                     61,716         664,681
    FindWhat.com*                                                    129,100       2,104,330


                                       2

THE ADVISORS' INNER CIRCLE FUND                                       RHJ MICRO CAP PORTFOLIO
                                                                    JULY 31, 2004 (UNAUDITED)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                              --------------  ---------------
TECHNOLOGY -- (CONTINUED)
    GSI Lumonics*                                                    293,000    $  3,914,480
    Informatica*                                                     379,400       2,302,958
    Mercury Computer Systems*                                         66,900       1,592,889
    Online Resources*                                                113,500         734,345
    Phoenix Technologies*                                            443,090       2,614,231
    Pinnacle Systems*                                                142,500         562,875
    Pixelworks*                                                       46,000         450,340
    Presstek*                                                        151,700       1,295,518
    ScanSoft*                                                        198,400         809,472
    SYNNEX*                                                          114,400       1,721,720
    Teledyne Technologies*                                            74,200       1,607,172
    Transaction Systems Architects, Cl A*                             34,100         583,110
    Verity*                                                          118,150       1,315,010
                                                                                ------------
                                                                                  34,560,684
                                                                                ------------
TRANSPORTATION -- 1.9%
    Marten Transport*                                                 97,837       1,922,497
    Old Dominion Freight Line*                                        42,100       1,221,742
                                                                                ------------
                                                                                   3,144,239
                                                                                ------------
    TOTAL COMMON STOCK
        (Cost $141,062,036)                                                      153,691,620
                                                                                ------------
---------------------------------------------------------------------------------------------
RIGHTS -- 0.0%
---------------------------------------------------------------------------------------------
    Hoenig Group Escrow Receipt*(A)                                   62,600          14,398
                                                                                ------------
          (Cost $0)
---------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.8%
---------------------------------------------------------------------------------------------
CASH EQUIVALENTS -- 6.8%
    HighMark Diversified Money Market Fund                         6,522,077       6,522,077
    HighMark U.S. Government Money Market Fund                     4,611,368       4,611,368
                                                                                ------------
                                                                                  11,133,445
                                                                                ------------
    TOTAL SHORT-TERM INVESTMENTS
        (Cost $11,133,445)                                                        11,133,445
                                                                                ------------
    TOTAL INVESTMENTS -- 100.8%
        (Cost $152,195,481)                                                     $164,839,463
                                                                                ============

         PERCENTAGES ARE BASED ON NET ASSETS OF $163,527,946.
       * NON-INCOME PRODUCING SECURITY
         THIS SECURITY WAS ISSUED FOR POSSIBLE SETTLEMENT OF PENDING LITIGATION AND DOES NOT
     (A) HAVE AN EXPIRATION DATE.
     ADR AMERICAN DEPOSITARY RECEIPT
      CL -- CLASS

At July 31, 2004, the tax basis cost of the Portfolio's investments was $152,195,481, and the unrealized appreciation and depreciation were $19,759,561 and $(7,115,579), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.


RHJ-QH-001-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 09/20/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 09/20/04

By (Signature and Title)*               /s/ Jennifer E. Spratley
                                        ------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 09/20/04
* Print the name and title of each signing officer under his or her signature.